UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     October 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $360,650 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                 ADR 2 PREF 2    06739F390     4987   206171 SH       SOLE                   206171        0        0
BLACKROCK PFD & CORPORATE IN    COM             09255J101    14781   819800 SH       SOLE                   819800        0        0
BLACKROCK PFD INCOME STRATEG    COM             09255H105    49833  2821000 SH       SOLE                  2821000        0        0
BLACKROCK PFD OPPORTUNITY TR    COM SHS         09249V103    13070   632800 SH       SOLE                   632800        0        0
CORTS TR VI IBM DEB             CTF CAL 6.375%  22080F202     6315   260500 SH       SOLE                   260500        0        0
FLAHERTY & CRMN/CLYMR PFD SE    COM SHS         338478100    61875  3398800 SH       SOLE                  3398800        0        0
FLAHERTY & CRMRN CLYMRE T R     COM             338479108    19622  1054950 SH       SOLE                  1054950        0        0
HANCOCK JOHN PFD INCOME FD      SH BEN INT      41013W108     6862   310000 SH       SOLE                   310000        0        0
HANCOCK JOHN PFD INCOME FD I    COM             41021P103    50471  2500400 SH       SOLE                  2500400        0        0
HANCOCK JOHN PFD INCOME FD I    COM             41013X106     6270   284100 SH       SOLE                   284100        0        0
HSBC HLDGS PLC                  ADR A 1/40PF A  404280604     8774   390651 SH       SOLE                   390651        0        0
NATIONAL WESTMINSTER BK PLC     SPON ADR C      638539882      793    31100 SH       SOLE                    31100        0        0
PRUDENTIAL PLC                  PER SUB 6.50%   G7293H189    10885   470188 SH       SOLE                   470188        0        0
PRUDENTIAL PLC                  6.75%SUB REG S  G7293H114    27232  1134652 SH       SOLE                  1134652        0        0
ROYAL BK SCOTLAND GROUP PLC     SPON ADR SER H  780097879     1750    70000 SH       SOLE                    70000        0        0
ROYAL BK SCOTLAND GROUP PLC     SP ADR PREF S   780097739     6057   259400 SH       SOLE                   259400        0        0
ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788    11351   537962 SH       SOLE                   537962        0        0
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R  780097747     9241   425848 SH       SOLE                   425848        0        0
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SER N  780097770    37277  1660442 SH       SOLE                  1660442        0        0
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS Q  780097754     9904   410450 SH       SOLE                   410450        0        0
STRATS TR AMBAC FIN GP 2007-    CL A CTF CALLA  784786204     3300   150000 SH       SOLE                   150000        0        0